Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income		R$ 24,268	R$ 23,582	R$ 26,156
Available-for-sale financial assets		765	2,040	(2,171)
Change in fair value		1,211	2,780	(6,518)
Income tax effect		(494)	(1,251)	2,659
(Gains) / losses transferred to income statement		80	851	2,812
Income tax effect		(32)	(340)	(1,124)
Hedge		(571)	(697)	(1,739)
Cash flow hedge		(29)	(2,815)	1,148
Change in fair value		(86)	(5,041)	2,104
Income tax effect		57	2,226	(956)
Hedge of net investment in foreign operation		(542)	2,118	(2,887)
Change in fair value		(1,055)	3,760	(5,134)
Income tax effect		513	(1,642)	2,247
Remeasurements of liabilities for post-employment benefits	[1]	(10)	(590)	(48)
Remeasurements		33	(1,048)	(68)
Income tax effect		(43)	458	20
Foreign exchange differences on foreign investments		731	(2,737)	3,099
Total comprehensive income		25,183	21,598	25,297
Comprehensive income attributable to non-controlling interests		365	319	416
Comprehensive income attributable to the owners of the parent company		R$ 24,818	R$ 21,279	R$ 24,881

[1]	Amounts that will not be subsequently reclassified to income.